Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Total For CEO	Compensation Actually Paid to CEO (2)	Average Summary Compensation Total for Other NEOs	Average Compensation Actually Paid to Other NEOs (2)	Cumulative TSR	Peer Group Cumulative TSR (3)	Net Income	Company Selected Measure - Adjusted Operating Income (4)
2023	$321,898	$(231,457)	$705,736	$252,893	$83.00	$176.19	$(44,693,000)	$83,545,000
2022	$1,656,281	$(4,037,132)	$3,470,294	$(1,316,756)	$129.30	$105.70	$(44,672,000)	$89,255,000
2021	$4,962,422	$5,890,091	$3,953,082	$4,603,908	$359.17	$175.96	$(35,530,000)	$78,454,000
2020	$1,160,767	$6,273,363	$1,249,292	$6,331,959	$325.65	$138.58	$(5,840,000)	$57,107,000

Company Selected Measure Name	Adjusted Operating Income
Named Executive Officers, Footnote	The CEO and other NEOs for the indicated years were as follows: (i) for 2023, our CEO was Darryl Rawlings, and our other NEOs were Fawwad Qureshi, Wei Li, Drew Wolff, Margi Tooth, John Gallagher, and Dr. Steve Weinrauch, (ii) for 2022, our CEO was Darryl Rawlings, and our other NEOs were Drew Wolff, Margi Tooth, Tricia Plouf, and Emily Dreyer, (iii) for 2021, our CEO was Mr. Rawlings, and our other NEOs were Mr. Wolff, Ms. Tooth, Ms. Plouf, and Mr. Gavin Friedman, and (iv) for 2020, our CEO was Mr. Rawlings, Ms. Plouf, Ms. Tooth, Mr. Friedman, and Mr. Asher Bearman.
Peer Group Issuers, Footnote	The Company used the NASDAQ-100 Tech Peer Group Cumulative TSR for each covered fiscal year.
PEO Total Compensation Amount	$ 321,898	$ 1,656,281	$ 4,962,422	$ 1,160,767
PEO Actually Paid Compensation Amount	$ (231,457)	(4,037,132)	5,890,091	6,273,363
Adjustment To PEO Compensation, Footnote	Amounts reported in this column are based on total compensation reported for our CEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with our methodology used for financial reporting purposes.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($) (i)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2023	CEO	321,898	—	—	(268,695)	(284,660)	—	(231,457)
	Other NEOs	705,736	(418,688)	605,318	(507,704)	(131,770)	—	252,893
2022	CEO	1,656,281	(1,356,281)	719,224	(3,095,658)	(1,960,698)	—	(4,037,132)
	Other NEOs	3,470,294	(3,169,003)	1,680,494	(2,038,922)	(1,259,619)	—	(1,316,756)
2021	CEO	4,962,422	(4,623,067)	5,788,691	340,352	(578,307)	—	5,890,091
	Other NEOs	3,953,082	(3,635,556)	4,529,917	376,093	(619,628)	—	4,603,908
2020	CEO	1,160,767	(822,367)	4,018,186	1,719,513	197,264	—	6,273,363
	Other NEOs	1,249,292	(907,511)	4,434,208	1,821,721	(265,751)	—	6,331,959
	i.With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up. To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.
Non-PEO NEO Average Total Compensation Amount	$ 705,736	3,470,294	3,953,082	1,249,292
Non-PEO NEO Average Compensation Actually Paid Amount	$ 252,893	(1,316,756)	4,603,908	6,331,959
Adjustment to Non-PEO NEO Compensation Footnote	Amounts reported in this column are based on total compensation reported for our CEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with our methodology used for financial reporting purposes.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value ($) (i)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2023	CEO	321,898	—	—	(268,695)	(284,660)	—	(231,457)
	Other NEOs	705,736	(418,688)	605,318	(507,704)	(131,770)	—	252,893
2022	CEO	1,656,281	(1,356,281)	719,224	(3,095,658)	(1,960,698)	—	(4,037,132)
	Other NEOs	3,470,294	(3,169,003)	1,680,494	(2,038,922)	(1,259,619)	—	(1,316,756)
2021	CEO	4,962,422	(4,623,067)	5,788,691	340,352	(578,307)	—	5,890,091
	Other NEOs	3,953,082	(3,635,556)	4,529,917	376,093	(619,628)	—	4,603,908
2020	CEO	1,160,767	(822,367)	4,018,186	1,719,513	197,264	—	6,273,363
	Other NEOs	1,249,292	(907,511)	4,434,208	1,821,721	(265,751)	—	6,331,959
	i.With the exception of named executive officers, the Company issued short-term incentive awards (cash bonuses) to its team members on a monthly basis. In lieu of taking their full cash bonus amount, team members may elect to convert all or a portion of their cash bonus into equity, in the form of RSUs, with a 20% premium to cash on value, fully vested on grant date and subject to a two year lock-up. To avoid double counting, the average grant date fair value of RSUs granted pursuant to certain named executive officers electing to convert their cash bonus into RSUs is excluded from the column in this table for each covered fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
The charts below describe the relationship between compensation actually paid to our Chief Executive Officer and to our other named executives officers (as calculated above) and our financial and stock performance for the indicated years. In addition, the first table below compares our cumulative TSR and peer group cumulative TSR for the indicated years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Short-term Incentive Awards	•Adjusted Operating Income
•Adjusted Operating Margin
Long-term Incentive Awards	•Growth of Intrinsic Value per Share

Total Shareholder Return Amount	$ 83.00	129.30	359.17	325.65
Peer Group Total Shareholder Return Amount	176.19	105.70	175.96	138.58
Net Income (Loss)	$ (44,693,000)	$ (44,672,000)	$ (35,530,000)	$ (5,840,000)
Company Selected Measure Amount	83,545,000	89,255,000	78,454,000	57,107,000
PEO Name	Darryl Rawlings
Measure:: 1
Pay vs Performance Disclosure
Name	•Adjusted Operating Income
Non-GAAP Measure Description	In accordance with SEC rules, we are required to include in the Pay versus Performance table the "most important" financial measure (as determined by us) used to link compensation actually paid to our Chief Executive Officer and to our other named executive officers to our performance for the most recently completed fiscal year. We determined Adjusted Operating Income, which is a measure included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.
Measure:: 2
Pay vs Performance Disclosure
Name	•Adjusted Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name	•Growth of Intrinsic Value per Share
PEO | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,356,281)	$ (4,623,067)	$ (822,367)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	719,224	5,788,691	4,018,186
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(268,695)	(3,095,658)	340,352	1,719,513
PEO | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(284,660)	(1,960,698)	(578,307)	197,264
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Stock Awards, Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(418,688)	(3,169,003)	(3,635,556)	(907,511)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	605,318	1,680,494	4,529,917	4,434,208
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(507,704)	(2,038,922)	376,093	1,821,721
Non-PEO NEO | Equity Awards Vested During The Period [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(131,770)	(1,259,619)	(619,628)	(265,751)
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0